TAXATION - Schedule of reconciliation of the gross unrecognized tax benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Unrecognized tax benefits
Additions based on tax positions related to the prior years	$ 484,603
Additions based on tax positions related to the current year	169,931
Ending balance	$ 654,534